SUPPLEMENT DATED JULY 29, 2024
      TO THE PROSPECTUS AND SUMMARY PROSPECTUSES EACH DATED APRIL 29, 2024
-------------------------------------------------------------------------------
                     AMERICAN GENERAL LIFE INSURANCE COMPANY

                             VARIABLE SEPARATE ACCOUNT
                   Polaris Retirement Protector Variable Annuity


       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                           FS VARIABLE SEPARATE ACCOUNT
                  Polaris Retirement Protector Variable Annuity
-------------------------------------------------------------------------------

This supplement updates certain information in the Appendix A - Underlying Funds Available Under the Contract to the most recent prospectus, updating summary prospectus, and initial summary prospectus (collectively, the "Prospectus"). Effective on or about July 29, 2024, the Current Expenses for below Underlying Funds have been updated as follows.

--------------------------------------------------------  ----------  -----------------
 Underlying Fund Name                                        Share       New Current
                                                             Class         Expense
--------------------------------------------------------  ----------  -----------------
SA Allocation Balanced Portfolio                           Class 3          1.01%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Growth Portfolio                             Class 3          1.05%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Moderate Growth Portfolio                    Class 3          1.03%*
--------------------------------------------------------  ----------  -----------------
SA Allocation Moderate Portfolio                           Class 3          1.02%*
--------------------------------------------------------  ----------  -----------------
SA American Century Inflation Protection Portfolio         Class 3          0.90%
--------------------------------------------------------  ----------  -----------------


* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. For additional information, see the Underlying Fund prospectus available online at www.corebridgefinancial.com/ProductProspectuses or by calling (855) 421-2692.

             Please keep this supplement with your Prospectus.